JPMorgan Inflation Managed Bond ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 31.9%
U.S. Treasury Inflation Indexed Notes
0.63%, 1/15/2024 (a)	29,678,000	37,009,397
0.25%, 1/15/2025	46,502,000	56,244,876
0.63%, 1/15/2026	36,529,000	44,170,574
0.13%, 4/15/2027	88,892,000	88,050,969
0.38%, 7/15/2027	36,525,000	42,295,185
0.25%, 7/15/2029	5,179,600	5,584,225
0.13%, 1/15/2032	2,030,400	1,947,494
0.63%, 7/15/2032	15,397,000	14,793,124
U.S. Treasury Notes 0.25%, 8/31/2025	1,821,800	1,639,336
Total U.S. Treasury Obligations (Cost $299,931,944)		291,735,180
Corporate Bonds — 25.2%
Aerospace & Defense — 1.0%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (b)	1,000,000	889,965
Boeing Co. (The)
1.43%, 2/4/2024	805,000	768,448
4.88%, 5/1/2025	541,000	535,982
2.75%, 2/1/2026	1,096,000	1,014,558
2.20%, 2/4/2026	998,000	907,198
3.10%, 5/1/2026	2,284,000	2,129,302
L3Harris Technologies, Inc.
3.85%, 12/15/2026	475,000	456,483
4.85%, 4/27/2035	500,000	473,889
Leidos, Inc. 2.30%, 2/15/2031	928,000	718,554
Raytheon Technologies Corp. 3.15%, 12/15/2024	476,000	459,863
Textron, Inc. 3.00%, 6/1/2030	1,015,000	866,047
		9,220,289
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	144,077	137,168
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	222,000	170,455
Automobiles — 0.6%
General Motors Co. 6.13%, 10/1/2025	620,000	628,112
Hyundai Capital America
3.00%, 2/10/2027 (b)	1,237,000	1,098,528
2.38%, 10/15/2027 (b)	479,000	406,171
1.80%, 1/10/2028 (b)	308,000	251,670
Mercedes-Benz Finance North America LLC (Germany) 2.13%, 3/10/2025 (b)	1,250,000	1,170,982
Nissan Motor Co. Ltd. (Japan)
4.35%, 9/17/2027 (b)	800,000	720,780
4.81%, 9/17/2030 (b)	800,000	694,564
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	378,000	291,923
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	621,000	526,123
		5,788,853

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — 5.1%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	1,000,000	810,614
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026 (b)	1,000,000	953,511
Banco Santander SA (Spain)
5.15%, 8/18/2025	200,000	198,733
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200,000	171,345
2.75%, 12/3/2030	600,000	448,923
Bank of America Corp.
3.30%, 1/11/2023	32,000	31,947
4.00%, 1/22/2025	1,046,000	1,025,510
(SOFR + 1.15%), 1.32%, 6/19/2026 (c)	21,000	18,948
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	1,390,000	1,231,676
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	928,000	813,137
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (c)	1,747,000	1,643,860
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	2,748,000	2,142,493
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	1,125,000	932,929
Bank of Montreal (Canada)
2.50%, 6/28/2024	500,000	481,212
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028 (c)	728,000	714,109
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (b)	1,580,000	1,551,923
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (c)	1,255,000	1,210,573
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (b) (c)	500,000	494,193
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	800,000	734,695
4.63%, 3/13/2027 (b)	1,000,000	950,326
Citigroup, Inc.
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	3,400,000	2,965,778
4.45%, 9/29/2027	678,000	653,009
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	1,092,000	913,160
Citizens Financial Group, Inc. 2.64%, 9/30/2032	500,000	373,690
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (b) (c)	1,000,000	866,154
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	1,500,000	1,359,257
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	874,000	761,641
Discover Bank
2.45%, 9/12/2024	900,000	850,454
3.45%, 7/27/2026	447,000	411,919
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (b) (c)	1,450,000	1,232,851
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024 (c)	1,800,000	1,778,911
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (c)	1,250,000	1,190,830
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	640,000	617,586
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	300,000	248,966
(SOFR + 2.39%), 2.85%, 6/4/2031 (c)	941,000	750,047
Huntington Bancshares, Inc. (SOFR + 2.05%), 5.02%, 5/17/2033 (c)	1,068,000	1,018,015

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
ING Groep NV (Netherlands)
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	480,000	423,688
4.55%, 10/2/2028	406,000	386,601
KeyCorp (SOFR + 1.25%), 3.88%, 5/23/2025 (c)	184,000	180,414
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (c)	350,000	323,709
3.75%, 1/11/2027	869,000	807,897
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	850,000	750,516
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (b)	1,000,000	982,520
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (c)	1,000,000	989,549
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (c)	286,000	244,854
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (c)	620,000	583,717
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (b)	577,000	532,431
Societe Generale SA (France)
2.63%, 1/22/2025 (b)	1,200,000	1,120,748
4.25%, 4/14/2025 (b)	400,000	382,156
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	937,000	797,228
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	1,982,000	1,898,661
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	635,000	538,050
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (b) (c)	600,000	522,457
Wachovia Corp. 7.57%, 8/1/2026 (d)	624,000	676,632
Wells Fargo & Co.
(SOFR + 1.09%), 2.41%, 10/30/2025 (c)	1,092,000	1,029,120
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	928,000	798,053
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030 (c)	500,000	454,808
		46,976,734
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	568,000	551,173
Constellation Brands, Inc.
3.15%, 8/1/2029	400,000	354,572
2.88%, 5/1/2030	119,000	102,422
		1,008,167
Biotechnology — 0.4%
AbbVie, Inc.
3.85%, 6/15/2024	1,142,000	1,125,943
2.95%, 11/21/2026	1,807,000	1,691,846
Amgen, Inc. 3.35%, 2/22/2032	397,000	353,778
Biogen, Inc. 2.25%, 5/1/2030	594,000	490,024
Gilead Sciences, Inc. 3.50%, 2/1/2025	35,000	34,178
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	381,000	299,345
		3,995,114
Capital Markets — 2.0%
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023 (b)	470,000	469,469

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Blackstone Secured Lending Fund 3.65%, 7/14/2023	550,000	543,606
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	778,000	757,242
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	1,920,000	1,766,404
Credit Suisse Group AG (Switzerland) (SOFR + 1.73%), 3.09%, 5/14/2032 (b) (c)	378,000	257,517
Deutsche Bank AG (Germany)
3.95%, 2/27/2023	500,000	497,340
(SOFR + 2.16%), 2.22%, 9/18/2024 (c)	360,000	345,385
(SOFR + 1.32%), 2.55%, 1/7/2028 (c)	500,000	419,770
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	626,000	471,472
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 3/8/2024 (c)	370,000	364,527
4.25%, 10/21/2025	1,451,000	1,422,669
3.50%, 11/16/2026	1,606,000	1,527,591
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028 (c)	928,000	867,899
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029 (c)	500,000	469,730
(SOFR + 1.09%), 1.99%, 1/27/2032 (c)	728,000	562,052
Invesco Finance plc 3.75%, 1/15/2026	436,000	419,314
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (b) (c)	200,000	188,703
Morgan Stanley 4.35%, 9/8/2026	3,923,000	3,819,444
Nomura Holdings, Inc. (Japan)
2.33%, 1/22/2027	1,000,000	876,910
2.68%, 7/16/2030	453,000	362,232
S&P Global, Inc.
4.25%, 5/1/2029 (b)	346,000	333,932
2.90%, 3/1/2032 (b)	538,000	463,589
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (c)	437,000	422,694
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (b) (c)	449,000	382,101
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (c)	750,000	585,137
		18,596,729
Chemicals — 0.3%
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027 (b)	310,000	259,074
LYB International Finance III LLC 2.25%, 10/1/2030	928,000	739,555
Nutrien Ltd. (Canada) 2.95%, 5/13/2030	200,000	171,817
RPM International, Inc. 2.95%, 1/15/2032	238,000	189,207
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	225,000	216,335
Westlake Corp. 3.60%, 8/15/2026	1,038,000	975,167
		2,551,155
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	175,000	145,464
2.35%, 1/15/2032	632,000	486,558
		632,022
Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	1,200,000	1,196,382

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.50%, 9/15/2023	234,000	231,103
2.88%, 8/14/2024	700,000	662,539
4.45%, 10/1/2025	800,000	767,676
2.45%, 10/29/2026	1,404,000	1,234,531
3.00%, 10/29/2028	635,000	536,505
American Express Co. 2.50%, 7/30/2024	928,000	894,811
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (b)	778,000	758,964
3.95%, 7/1/2024 (b)	624,000	594,264
5.50%, 1/15/2026 (b)	400,000	378,882
2.13%, 2/21/2026 (b)	808,000	691,602
4.25%, 4/15/2026 (b)	1,006,000	912,755
4.38%, 5/1/2026 (b)	1,292,000	1,174,441
2.53%, 11/18/2027 (b)	3,315,000	2,681,321
Capital One Financial Corp.
(SOFR + 1.37%), 4.17%, 5/9/2025 (c)	580,000	564,244
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	1,013,000	775,441
General Motors Financial Co., Inc.
1.20%, 10/15/2024	480,000	443,004
2.35%, 1/8/2031	1,289,000	995,567
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	392,000	386,234
		15,880,266
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	513,000	446,081
Packaging Corp. of America 3.00%, 12/15/2029	300,000	259,240
WRKCo, Inc. 4.90%, 3/15/2029	150,000	144,956
		850,277
Diversified Financial Services — 0.4%
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	1,700,000	1,453,903
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (b)	820,000	808,840
National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,142,000	1,063,778
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024 (b)	400,000	391,362
		3,717,883
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 1.65%, 2/1/2028	1,751,000	1,503,173
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031 (b)	1,100,000	886,785
Verizon Communications, Inc. 2.63%, 8/15/2026	1,823,000	1,696,637
		4,086,595
Electric Utilities — 1.8%
American Electric Power Co., Inc. 2.03%, 3/15/2024	277,000	266,164
Arizona Public Service Co. 3.35%, 6/15/2024	372,000	359,767
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	476,000	436,110
4.55%, 11/15/2030 (b)	290,000	274,281
DTE Electric Co. 3.65%, 3/15/2024	464,000	456,210
Duke Energy Carolinas LLC 6.45%, 10/15/2032	50,000	54,260

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030 (b)	421,000	332,953
2.78%, 1/7/2032 (b)	254,000	199,212
Edison International 3.55%, 11/15/2024	978,000	941,192
Entergy Arkansas LLC
3.05%, 6/1/2023	693,000	685,865
3.50%, 4/1/2026	224,000	216,298
Entergy Mississippi LLC 2.85%, 6/1/2028	233,000	207,732
Evergy, Inc. 2.90%, 9/15/2029	368,000	317,674
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	1,324,000	1,205,325
Fortis, Inc. (Canada) 3.06%, 10/4/2026	541,000	503,790
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100,000	99,352
Interstate Power and Light Co. 4.10%, 9/26/2028	928,000	891,053
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	251,000	213,200
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (b)	288,000	234,203
Kentucky Utilities Co. 3.30%, 10/1/2025	200,000	190,331
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	150,000	124,433
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	866,000	831,610
NRG Energy, Inc. 2.45%, 12/2/2027 (b)	445,000	380,803
OGE Energy Corp. 0.70%, 5/26/2023	208,000	203,658
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300,000	313,445
Pacific Gas and Electric Co.
3.25%, 2/16/2024	1,142,000	1,107,397
4.55%, 7/1/2030	1,092,999	997,053
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	256,000	231,902
PG&E Recovery Funding LLC Series A-1, 5.05%, 7/15/2032	1,111,000	1,113,044
PG&E Wildfire Recovery Funding LLC Series A-2, 4.26%, 6/1/2036	1,022,000	955,551
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283,000	279,189
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285,000	201,430
Southern Co. (The) Series 21-B, 1.75%, 3/15/2028	500,000	420,834
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	984,000	961,122
		16,206,443
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	854,000	784,978
Energy Equipment & Services — 0.0% ^
Baker Hughes Holdings LLC 3.34%, 12/15/2027	250,000	233,452
Halliburton Co. 2.92%, 3/1/2030	150,000	129,676
		363,128
Entertainment — 0.1%
Walt Disney Co. (The) 7.43%, 10/1/2026	600,000	658,021
Equity Real Estate Investment Trusts (REITs) — 2.1%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027	285,000	273,030
3.38%, 8/15/2031	639,000	557,533
American Tower Corp.
1.45%, 9/15/2026	1,898,000	1,651,497

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
1.50%, 1/31/2028	545,000	450,139
AvalonBay Communities, Inc. 3.35%, 5/15/2027	215,000	199,926
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375,000	359,725
2.25%, 4/1/2028	186,000	153,942
2.50%, 8/16/2031	450,000	341,042
Corporate Office Properties LP 2.00%, 1/15/2029	257,000	198,896
Crown Castle, Inc. 4.45%, 2/15/2026	1,092,000	1,067,509
Equinix, Inc. 2.90%, 11/18/2026	1,069,000	977,097
Essex Portfolio LP 1.65%, 1/15/2031	529,000	396,399
Extra Space Storage LP 2.35%, 3/15/2032	928,000	705,857
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	163,000	148,268
Healthcare Realty Holdings LP
3.10%, 2/15/2030	269,000	225,756
2.00%, 3/15/2031	575,000	436,758
Healthpeak Properties, Inc. 2.13%, 12/1/2028	310,000	261,258
Kilroy Realty LP 2.65%, 11/15/2033	778,000	553,759
Life Storage LP
2.20%, 10/15/2030	550,000	428,551
2.40%, 10/15/2031	476,000	367,385
Mid-America Apartments LP 1.70%, 2/15/2031	387,000	302,486
National Retail Properties, Inc.
3.60%, 12/15/2026	247,000	231,083
4.30%, 10/15/2028	550,000	513,465
Office Properties Income Trust
2.65%, 6/15/2026	218,000	162,616
2.40%, 2/1/2027	698,000	504,382
3.45%, 10/15/2031	466,000	298,383
Physicians Realty LP 2.63%, 11/1/2031	469,000	368,679
Public Storage 2.25%, 11/9/2031	495,000	400,321
Regency Centers LP
2.95%, 9/15/2029	566,000	476,112
3.70%, 6/15/2030	400,000	349,647
Sabra Health Care LP 3.20%, 12/1/2031	616,000	461,902
Safehold Operating Partnership LP 2.80%, 6/15/2031	986,000	765,131
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (b)	400,000	382,332
SITE Centers Corp. 3.63%, 2/1/2025	100,000	94,364
UDR, Inc.
2.95%, 9/1/2026	106,000	97,304
3.50%, 7/1/2027	287,000	266,346
3.20%, 1/15/2030	260,000	223,722
2.10%, 8/1/2032	306,000	227,238
2.10%, 6/15/2033	400,000	290,174
Ventas Realty LP
3.75%, 5/1/2024	434,000	423,077
3.50%, 2/1/2025	90,000	86,351
4.13%, 1/15/2026	45,000	43,507
3.25%, 10/15/2026	327,000	302,781

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Welltower, Inc.
4.50%, 1/15/2024	828,000	820,331
2.75%, 1/15/2032	600,000	476,491
WP Carey, Inc.
2.40%, 2/1/2031	285,000	226,611
2.25%, 4/1/2033	1,292,000	954,932
		19,504,095
Food & Staples Retailing — 0.1%
7-Eleven, Inc. 1.30%, 2/10/2028 (b)	1,017,000	851,191
Food Products — 0.2%
Campbell Soup Co. 2.38%, 4/24/2030	576,000	481,387
Cargill, Inc. 2.13%, 4/23/2030 (b)	400,000	331,493
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89,000	87,732
Smithfield Foods, Inc. 5.20%, 4/1/2029 (b)	556,000	516,556
Tyson Foods, Inc. 3.90%, 9/28/2023	500,000	494,916
		1,912,084
Gas Utilities — 0.0% ^
ONE Gas, Inc. 2.00%, 5/15/2030	248,000	202,379
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 3.88%, 9/15/2025	600,000	590,857
Becton Dickinson and Co. 3.36%, 6/6/2024	46,000	44,928
		635,785
Health Care Providers & Services — 0.6%
CommonSpirit Health
3.35%, 10/1/2029	661,000	574,939
2.78%, 10/1/2030	564,000	455,058
CVS Health Corp. 1.88%, 2/28/2031	1,551,000	1,235,717
HCA, Inc. 4.13%, 6/15/2029	1,606,000	1,467,658
Humana, Inc. 3.95%, 3/15/2027	618,000	595,853
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93,000	80,524
2.80%, 6/30/2031	633,000	531,758
UnitedHealth Group, Inc. 2.75%, 2/15/2023	365,000	363,676
		5,305,183
Hotels, Restaurants & Leisure — 0.2%
Expedia Group, Inc. 3.25%, 2/15/2030	1,307,000	1,117,572
Starbucks Corp. 2.25%, 3/12/2030	778,000	658,148
		1,775,720
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,100,000	1,038,238
Insurance — 1.2%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029 (b)	595,000	544,425
3.38%, 4/7/2030 (b)	200,000	177,000

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Allstate Corp. (The) 3.15%, 6/15/2023	615,000	609,438
American International Group, Inc. 3.90%, 4/1/2026	200,000	194,328
Assurant, Inc. 4.20%, 9/27/2023	109,000	107,853
Athene Global Funding
2.75%, 6/25/2024 (b)	550,000	523,131
2.72%, 1/7/2029 (b)	1,015,000	845,544
Brighthouse Financial Global Funding 1.00%, 4/12/2024 (b)	528,000	495,519
CNA Financial Corp.
3.95%, 5/15/2024	499,000	489,754
4.50%, 3/1/2026	364,000	359,418
CNO Global Funding
1.75%, 10/7/2026 (b)	531,000	467,828
2.65%, 1/6/2029 (b)	400,000	339,865
F&G Global Funding 2.30%, 4/11/2027 (b)	978,000	855,420
Guardian Life Global Funding
3.40%, 4/25/2023 (b)	230,000	228,972
0.88%, 12/10/2025 (b)	728,000	644,063
Jackson National Life Global Funding 3.05%, 4/29/2026 (b)	1,030,000	959,694
Liberty Mutual Group, Inc.
4.25%, 6/15/2023 (b)	210,000	208,151
4.57%, 2/1/2029 (b)	928,000	862,485
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449,000	441,666
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	620,000	611,587
Principal Financial Group, Inc. 3.70%, 5/15/2029	728,000	680,730
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	650,000	690,884
		11,337,755
Internet & Direct Marketing Retail — 0.1%
eBay, Inc. 2.60%, 5/10/2031	1,142,000	938,153
IT Services — 0.1%
Global Payments, Inc.
2.15%, 1/15/2027	677,000	591,221
3.20%, 8/15/2029	600,000	512,686
		1,103,907
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	778,000	701,653
Media — 0.6%
Charter Communications Operating LLC 4.91%, 7/23/2025	1,456,000	1,433,129
Comcast Corp.
3.70%, 4/15/2024	928,000	914,876
4.15%, 10/15/2028	978,000	948,929
Discovery Communications LLC 3.95%, 3/20/2028	828,000	743,598
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285,000	276,592
Paramount Global 2.90%, 1/15/2027	539,000	483,204
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	464,000	520,648
		5,320,976

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — 0.1%
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (b)	500,000	405,737
2.85%, 4/27/2031 (b)	400,000	329,413
Steel Dynamics, Inc. 1.65%, 10/15/2027	374,000	313,900
		1,049,050
Multi-Utilities — 0.3%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288,000	256,616
CMS Energy Corp. 2.95%, 2/15/2027	170,000	154,985
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	632,000	602,400
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225,000	171,478
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	745,000	580,709
Puget Energy, Inc. 2.38%, 6/15/2028	234,000	200,256
WEC Energy Group, Inc. 1.38%, 10/15/2027	728,000	618,227
		2,584,671
Oil, Gas & Consumable Fuels — 1.8%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	730,000	642,696
APA Infrastructure Ltd. (Australia) 4.25%, 7/15/2027 (b)	850,000	796,922
BP Capital Markets America, Inc.
4.23%, 11/6/2028	464,000	452,406
2.72%, 1/12/2032	1,092,000	925,142
Cameron LNG LLC 2.90%, 7/15/2031 (b)	146,000	124,650
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	678,000	681,210
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	620,000	585,041
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	431,000	404,494
5.38%, 6/26/2026	701,000	653,385
Energy Transfer LP
5.95%, 12/1/2025	506,000	513,176
4.40%, 3/15/2027	494,000	472,424
5.50%, 6/1/2027	244,000	243,567
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (b)	1,145,000	1,127,574
Enterprise Products Operating LLC 3.95%, 2/15/2027	560,000	540,011
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (b)	1,488,000	1,187,398
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	312,000	283,061
3.45%, 10/15/2027 (b)	928,000	824,453
HF Sinclair Corp.
2.63%, 10/1/2023	95,000	93,051
5.88%, 4/1/2026	500,000	503,156
Kinder Morgan, Inc. 3.15%, 1/15/2023	1,390,000	1,387,313
MPLX LP
4.13%, 3/1/2027	518,000	494,410
4.25%, 12/1/2027	118,000	112,564
2.65%, 8/15/2030	514,000	421,802
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	271,000	221,744
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	480,000	477,466
Phillips 66 2.15%, 12/15/2030	186,000	150,726

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Pioneer Natural Resources Co.
1.13%, 1/15/2026	624,000	557,016
1.90%, 8/15/2030	564,000	450,669
Plains All American Pipeline LP
4.65%, 10/15/2025	407,000	400,728
3.55%, 12/15/2029	100,000	87,146
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250,000	236,219
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	274,000	275,399
Targa Resources Partners LP 4.00%, 1/15/2032	153,000	131,211
TotalEnergies Capital International SA (France) 2.70%, 1/25/2023	200,000	199,377
		16,657,607
Personal Products — 0.1%
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029	632,000	572,566
Pharmaceuticals — 0.3%
Mylan, Inc. 3.13%, 1/15/2023 (b)	600,000	597,972
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	620,000	584,176
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,500,000	1,235,416
		2,417,564
Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027 (b)	219,000	206,471
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	325,000	300,662
		507,133
Road & Rail — 0.3%
ERAC USA Finance LLC 3.85%, 11/15/2024 (b)	612,000	592,483
Penske Truck Leasing Co. LP 4.20%, 4/1/2027 (b)	1,142,000	1,077,790
Triton Container International Ltd. (Bermuda)
2.05%, 4/15/2026 (b)	928,000	800,771
3.25%, 3/15/2032	724,000	562,820
		3,033,864
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc. 4.11%, 9/15/2028	1,594,000	1,489,395
Marvell Technology, Inc. 2.95%, 4/15/2031	618,000	504,977
Microchip Technology, Inc.
0.97%, 2/15/2024	762,000	720,982
0.98%, 9/1/2024	600,000	554,762
NXP BV (China) 2.50%, 5/11/2031	1,142,000	904,535
Xilinx, Inc. 2.38%, 6/1/2030	600,000	510,380
		4,685,031
Software — 0.3%
Oracle Corp.
2.88%, 3/25/2031	1,424,000	1,191,088
6.50%, 4/15/2038	50,000	51,927
Roper Technologies, Inc. 3.80%, 12/15/2026	928,000	892,973
Workday, Inc. 3.50%, 4/1/2027	320,000	302,515
		2,438,503

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.2%
Advance Auto Parts, Inc. 3.50%, 3/15/2032	500,000	414,757
AutoZone, Inc. 1.65%, 1/15/2031	751,000	582,628
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	300,000	290,215
3.60%, 9/1/2027	463,000	440,011
		1,727,611
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc. 2.75%, 1/13/2025	825,000	797,946
Dell International LLC
4.90%, 10/1/2026	600,000	593,397
5.30%, 10/1/2029	628,000	621,204
		2,012,547
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (c)	1,114,000	954,650
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	694,000	517,477
		1,472,127
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	996,000	755,092
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	500,000	482,222
2.26%, 3/25/2028	990,000	829,903
		2,067,217
Trading Companies & Distributors — 0.5%
Air Lease Corp.
3.88%, 7/3/2023	400,000	395,932
3.00%, 9/15/2023	1,292,000	1,266,578
1.88%, 8/15/2026	620,000	542,105
3.63%, 4/1/2027	928,000	851,901
Aircastle Ltd. 4.40%, 9/25/2023	550,000	544,178
Aviation Capital Group LLC 5.50%, 12/15/2024 (b)	788,000	771,503
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024 (b)	400,000	383,325
		4,755,522
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (b)	1,038,000	918,932
T-Mobile USA, Inc.
2.05%, 2/15/2028	703,000	606,962
3.88%, 4/15/2030	925,000	849,553
		2,375,447
Total Corporate Bonds (Cost $260,125,466)		230,607,856
Commercial Mortgage-Backed Securities — 12.1%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035 (b) (e)	1,162,000	1,129,693
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	1,400,000	1,299,646
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	1,500,000	1,343,291

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KSMC, Class A2, 2.62%, 1/25/2023	6,000,000	5,971,678
Series K027, Class A2, 2.64%, 1/25/2023	68,674	68,473
Series KJ11, Class A2, 2.93%, 1/25/2023	57,877	57,612
Series K029, Class A2, 3.32%, 2/25/2023 (e)	1,602,352	1,595,595
Series K034, Class A2, 3.53%, 7/25/2023 (e)	4,987,559	4,934,016
Series K036, Class A2, 3.53%, 10/25/2023 (e)	3,000,000	2,958,149
Series K038, Class A2, 3.39%, 3/25/2024	4,768,000	4,669,549
Series K039, Class A2, 3.30%, 7/25/2024	2,550,000	2,487,031
Series J22F, Class A2, 4.09%, 9/25/2024	137,867	135,922
Series K729, Class A2, 3.14%, 10/25/2024	1,219,000	1,181,905
Series K041, Class A2, 3.17%, 10/25/2024	7,000,000	6,782,091
Series K046, Class A2, 3.21%, 3/25/2025	2,503,000	2,419,179
Series KL3L, Class ALNZ, 3.46%, 4/25/2025 (e)	2,000,000	1,928,706
Series K048, Class A2, 3.28%, 6/25/2025 (e)	3,480,000	3,365,471
Series K049, Class A2, 3.01%, 7/25/2025	2,469,000	2,369,996
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	334,333	312,223
Series K056, Class A2, 2.53%, 5/25/2026	4,000,000	3,753,298
Series K058, Class A1, 2.34%, 7/25/2026	1,247,297	1,194,338
Series K737, Class AM, 2.10%, 10/25/2026	3,110,000	2,841,542
Series K060, Class A2, 3.30%, 10/25/2026	2,000,000	1,918,634
Series K066, Class A2, 3.12%, 6/25/2027	1,362,000	1,292,799
Series K067, Class A2, 3.19%, 7/25/2027	1,686,000	1,604,522
Series K069, Class A2, 3.19%, 9/25/2027 (e)	3,235,000	3,075,523
Series K070, Class A2, 3.30%, 11/25/2027 (e)	910,000	869,250
Series K072, Class A2, 3.44%, 12/25/2027	473,000	454,685
Series K081, Class A1, 3.88%, 2/25/2028	1,037,164	1,022,444
Series K078, Class A2, 3.85%, 6/25/2028	1,541,000	1,505,241
Series K079, Class A2, 3.93%, 6/25/2028	3,600,000	3,528,259
Series K083, Class A2, 4.05%, 9/25/2028 (e)	594,000	584,219
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	3,000,000	2,837,723
Series K-151, Class A2, 3.80%, 10/25/2032 (e)	2,750,000	2,620,295
Series K145, Class AM, 2.58%, 6/25/2055	880,000	749,196
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/25/2022	120,016	119,646
Series 2013-M9, Class A2, 2.39%, 1/25/2023 (e)	465,754	463,178
Series 2013-M13, Class A2, 2.60%, 4/25/2023 (e)	552,007	544,486
Series 2014-M1, Class A2, 3.40%, 7/25/2023 (e)	762,756	754,430
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	2,286,253	2,245,053
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	694,032	680,731
Series 2014-M8, Class A2, 3.06%, 6/25/2024 (e)	2,561,264	2,484,507
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	1,000,791	968,359
Series 2016-M6, Class A2, 2.49%, 5/25/2026	706,043	663,285
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	983,568	935,253
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	1,360,975	1,288,664
Series 2017-M12, Class A2, 3.17%, 6/25/2027 (e)	2,867,863	2,707,894
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (e)	365,176	343,535
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	3,247,162	3,048,432
Series 2018-M4, Class A2, 3.16%, 3/25/2028 (e)	2,166,117	2,034,237

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2018-M9, Class APT2, 3.22%, 4/25/2028 (e)	3,183,479	2,997,609
Series 2018-M14, Class A2, 3.70%, 8/25/2028 (e)	382,763	367,380
Series 2017-M5, Class A2, 3.20%, 4/25/2029 (e)	2,863,305	2,674,011
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (e)	1,218,592	1,122,850
Series 2020-M50, Class A1, 0.67%, 10/25/2030	650,647	599,815
Series 2020-M50, Class A2, 1.20%, 10/25/2030	415,000	358,201
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030 (e)	6,360,638	478,382
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (e)	1,517,000	1,196,949
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	33,934	31,631
Series 2021-M3, Class X1, IO, 2.06%, 11/25/2033 (e)	347,691	31,546
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.85%, 1/25/2048 (b) (e)	1,500,000	1,427,622
Series 2016-K722, Class B, 4.06%, 7/25/2049 (b) (e)	735,000	728,829
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2043 (b)	1,958,000	1,471,821
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	300,000	275,566
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	1,770,000	1,427,636
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	27,444	27,407
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486,000	1,473,340
Series 2012-C2, Class A4, 3.53%, 5/10/2063	192	192
Total Commercial Mortgage-Backed Securities (Cost $116,628,218)		110,834,671
Asset-Backed Securities — 11.1%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	351,012	317,921
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	485,072	415,898
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	1,966,000	1,663,484
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	79,437	70,079
Series 2021-1, Class B, 3.95%, 7/11/2030	1,337,000	1,091,424
American Credit Acceptance Receivables Trust
Series 2022-1, Class A, 0.99%, 12/15/2025 (b)	590,232	583,069
Series 2022-2, Class A, 2.66%, 2/13/2026 (b)	509,616	504,567
American Tower Trust #1, 3.07%, 3/15/2023 (b)	504,000	499,604
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class A3, 0.66%, 12/18/2024	34,636	34,478
Series 2021-1, Class A3, 0.37%, 8/18/2025	722,882	708,941
Series 2020-3, Class B, 0.76%, 12/18/2025	740,000	711,839
Series 2021-2, Class B, 0.69%, 1/19/2027	704,000	659,109
Series 2022-2, Class A3, 4.38%, 4/18/2028	81,000	79,215
AMSR Trust
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (b)	2,019,000	1,783,479
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (b)	526,971	467,458
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (b)	1,456,385	1,376,954
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	710,000	650,501
BA Credit Card Trust Series 2020-A1, Class A1, 0.34%, 5/15/2026	930,000	885,970
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	251,312	227,774
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	1,128,865	1,029,447

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CarMax Auto Owner Trust
Series 2020-1, Class A3, 1.89%, 12/16/2024	251,336	248,000
Series 2020-3, Class A3, 0.62%, 3/17/2025	285,325	280,306
Series 2021-1, Class A3, 0.34%, 12/15/2025	1,982,968	1,915,111
Series 2022-2, Class A3, 3.49%, 2/16/2027	1,038,000	1,008,999
Carvana Auto Receivables Trust
Series 2021-P3, Class A3, 0.70%, 11/10/2026	1,230,000	1,125,523
Series 2022-P3, Class A3, 4.61%, 11/10/2027	245,000	238,634
Series 2021-P4, Class A4, 1.64%, 12/10/2027	2,700,000	2,419,117
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025 (b)	271,515	266,176
CoreVest American Finance Trust
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	171,838	160,977
Series 2022-1, Class A, 4.74%, 6/17/2055 (b) (e)	546,536	530,017
CPS Auto Receivables Trust
Series 2021-B, Class B, 0.81%, 12/15/2025 (b)	885,635	877,523
Series 2022-C, Class B, 4.88%, 4/15/2030 (b)	2,200,000	2,149,058
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029 (b)	1,952,623	1,929,647
Series 2020-3A, Class A, 1.24%, 10/15/2029 (b)	1,805,502	1,757,074
Series 2021-2A, Class A, 0.96%, 2/15/2030 (b)	1,396,000	1,333,857
Series 2021-3A, Class A, 1.00%, 5/15/2030 (b)	695,000	655,500
Drive Auto Receivables Trust Series 2021-3, Class B, 1.11%, 5/15/2026	357,000	344,408
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024 (b)	175,922	175,126
Series 2021-1A, Class B, 0.62%, 9/15/2025 (b)	237,070	234,969
Series 2022-1A, Class A, 1.58%, 4/15/2026 (b)	1,182,090	1,157,107
Series 2022-2A, Class A, 2.88%, 6/15/2026 (b)	1,006,932	987,110
Series 2021-3A, Class C, 0.87%, 5/17/2027 (b)	1,292,000	1,201,089
Series 2021-4A, Class D, 1.99%, 9/15/2027 (b)	760,000	665,652
Exeter Automobile Receivables Trust
Series 2022-1A, Class A2, 1.15%, 6/17/2024	351,886	351,265
Series 2021-2A, Class B, 0.57%, 9/15/2025	399,755	396,087
Series 2021-3A, Class B, 0.69%, 1/15/2026	594,000	582,362
Series 2022-3A, Class A3, 4.21%, 1/15/2026	400,000	396,124
Series 2021-4A, Class B, 1.05%, 5/15/2026	946,000	912,982
Series 2022-5A, Class B, 5.97%, 3/15/2027	1,392,000	1,385,746
Series 2022-4A, Class C, 4.92%, 12/15/2028	1,076,000	1,012,786
Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	229,070	228,535
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026 (b)	74,609	73,638
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (b)	1,069,795	943,072
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 ‡ (b)	600,000	489,834
Series 2021-SFR2, Class D, 2.06%, 9/17/2038 ‡ (b)	2,900,000	2,410,552
Flagship Credit Auto Trust
Series 2020-4, Class A, 0.53%, 4/15/2025 (b)	86,939	86,799
Series 2019-4, Class C, 2.77%, 12/15/2025 (b)	310,000	305,396
Series 2021-4, Class A, 0.81%, 7/17/2026 (b)	813,557	786,948
Series 2022-1, Class A, 1.79%, 10/15/2026 (b)	1,658,836	1,595,030
Series 2021-3, Class A, 0.36%, 7/15/2027 (b)	874,521	844,195

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Ford Credit Auto Lease Trust Series 2021-A, Class A3, 0.26%, 2/15/2024	276,738	275,698
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038 (b)	2,118,000	1,818,304
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class A, 0.84%, 7/15/2025 (b)	771,318	759,295
Series 2021-2A, Class B, 0.77%, 9/15/2025 (b)	379,500	374,097
Series 2021-3A, Class C, 1.11%, 9/15/2026 (b)	815,000	760,581
GM Financial Automobile Leasing Trust
Series 2021-3, Class A3, 0.39%, 10/21/2024	1,137,000	1,099,256
Series 2021-1, Class A4, 0.33%, 2/20/2025	1,000,000	977,016
Series 2022-2, Class A3, 3.42%, 6/20/2025	1,057,000	1,030,571
GM Financial Consumer Automobile Receivables Trust
Series 2020-1, Class A3, 1.84%, 9/16/2024	724,640	720,045
Series 2021-1, Class A3, 0.35%, 10/16/2025	345,850	334,552
Series 2021-1, Class A4, 0.54%, 5/17/2027	2,800,000	2,571,136
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (b)	133,678	123,395
Hertz Vehicle Financing III LLC Series 2022-1A, Class A, 1.99%, 6/25/2026 (b)	922,000	843,378
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 ‡ (b)	1,166,157	1,062,784
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	78,726	78,364
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class A3, 0.51%, 9/15/2023 (b)	119,956	119,763
Series 2021-A, Class A3, 0.33%, 1/16/2024 (b)	205,216	203,479
Lendmark Funding Trust Series 2022-1A, Class A, 5.12%, 7/20/2032 (b)	177,000	171,133
Mercedes-Benz Auto Lease Trust Series 2021-A, Class A3, 0.25%, 1/16/2024	392,071	387,506
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039 (b)	952,390	841,110
Series 2021-1WA, Class A, 1.14%, 1/22/2041 (b)	189,750	173,455
Nissan Auto Lease Trust Series 2020-B, Class A3, 0.43%, 10/16/2023	68,853	68,661
Octane Receivables Trust Series 2020-1A, Class A, 1.71%, 2/20/2025 (b)	398,130	393,400
PRET LLC Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (b) (d)	913,105	843,956
Progress Residential Trust
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 (b)	785,000	689,329
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 ‡ (b)	350,000	292,782
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 ‡ (b)	1,144,000	943,117
Series 2021-SFR11, Class A, 2.28%, 1/17/2039 (b)	1,995,577	1,662,451
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040 ‡ (b)	1,048,000	821,874
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025 (b)	315,456	309,103
Santander Drive Auto Receivables Trust
Series 2022-1, Class A2, 1.36%, 12/16/2024	695,778	693,534
Series 2021-3, Class B, 0.60%, 12/15/2025	1,345,852	1,332,046
Series 2020-4, Class C, 1.01%, 1/15/2026	334,556	330,488
Series 2021-2, Class C, 0.90%, 6/15/2026	956,000	929,762
Series 2022-3, Class A3, 3.40%, 12/15/2026	914,000	894,478
Series 2022-4, Class A3, 4.14%, 2/16/2027	1,248,000	1,215,069
Series 2022-5, Class B, 4.43%, 3/15/2027	562,000	542,335
Santander Retail Auto Lease Trust Series 2022-A, Class A3, 1.34%, 7/21/2025 (b)	611,000	575,826
SCF Equipment Leasing LLC Series 2022-2A, Class A3, 6.50%, 10/21/2030 (b)	1,780,000	1,797,032
Sierra Timeshare Receivables Funding LLC Series 2022-2A, Class A, 4.73%, 6/20/2040 (b)	138,213	134,545
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	115,334	99,714
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (b)	250,410	225,672

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Tesla Auto Lease Trust Series 2021-B, Class A4, 0.63%, 9/22/2025 (b)	715,000	666,225
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	554,999	544,765
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	83,209	82,663
Series 2021-A, Class A3, 0.26%, 5/15/2025	1,218,055	1,184,383
Series 2020-C, Class A4, 0.57%, 10/15/2025	532,000	505,842
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	951,131	845,858
Series 2016-2, Class AA, 2.88%, 10/7/2028	950,512	815,094
Series 2018-1, Class AA, 3.50%, 3/1/2030	605,217	518,484
Series 2018-1, Class A, 3.70%, 3/1/2030	1,081,785	870,183
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026 (b)	212,230	210,199
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (b)	136,607	136,115
US Auto Funding Trust Series 2022-1A, Class A, 3.98%, 4/15/2025 (b)	628,061	617,530
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	202,908	201,436
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (d)	463,518	410,965
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (b) (d)	902,009	826,451
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (b) (d)	876,011	784,277
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (d)	1,183,830	1,047,695
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (d)	684,963	604,588
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (d)	1,232,506	1,096,734
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (d)	1,467,368	1,308,764
Westgate Resorts LLC Series 2022-1A, Class A, 1.79%, 8/20/2036 (b)	1,054,716	992,508
Westlake Automobile Receivables Trust
Series 2021-3A, Class A3, 0.95%, 6/16/2025 (b)	550,000	531,971
Series 2020-3A, Class B, 0.78%, 11/17/2025 (b)	586,449	582,216
Series 2022-3A, Class A3, 5.49%, 7/15/2026 (b)	2,196,000	2,183,946
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	806,000	727,166
World Omni Auto Receivables Trust
Series 2021-A, Class A3, 0.30%, 1/15/2026	1,236,015	1,189,061
Series 2021-C, Class A3, 0.44%, 8/17/2026	747,000	710,168
Series 2022-B, Class A3, 3.25%, 7/15/2027	1,750,000	1,685,212
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	912,000	879,420
Series 2020-B, Class A4, 0.52%, 2/17/2026	480,000	470,245
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	188,673	187,013
Total Asset-Backed Securities (Cost $108,081,442)		101,160,811
Mortgage-Backed Securities — 7.6%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	120	120
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	25,680	26,004
Pool # C91802, 3.50%, 1/1/2035	2,262,310	2,186,924
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	104,241	105,857
Pool # A57681, 6.00%, 12/1/2036	647	681
Pool # G06493, 4.50%, 5/1/2041	435,578	437,156
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	1,000,000	865,934

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # U90690, 3.50%, 6/1/2042	445,932	420,214
FHLMC UMBS, 30 Year
Pool # ZM6956, 4.50%, 6/1/2048	939,672	930,458
Pool # RA6702, 3.00%, 2/1/2052	3,703,749	3,298,028
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	172	171
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	384,547	376,560
Pool # AP9584, 3.00%, 10/1/2032	1,845,115	1,753,534
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	170,103	177,271
Pool # 735503, 6.00%, 4/1/2035	43,125	44,835
Pool # 888460, 6.50%, 10/1/2036	274,733	292,433
Pool # 888890, 6.50%, 10/1/2037	6,072	6,402
Pool # 949320, 7.00%, 10/1/2037	39,804	40,475
Pool # 995149, 6.50%, 10/1/2038	13,819	14,555
Pool # 994410, 7.00%, 11/1/2038	142,246	148,037
Pool # AD9151, 5.00%, 8/1/2040	220,996	226,116
Pool # AE0681, 4.50%, 12/1/2040	499,397	500,660
Pool # BM3500, 4.00%, 9/1/2047	902,736	888,038
Pool # BM3499, 4.00%, 12/1/2047	1,102,502	1,062,412
Pool # BE8354, 4.00%, 3/1/2048	427,069	410,679
Pool # CB2637, 2.50%, 1/1/2052	2,512,225	2,159,511
Pool # CB2670, 3.00%, 1/1/2052	2,315,200	2,050,655
FNMA, Other
Pool # AM1804, 2.19%, 12/1/2022	784,269	781,916
Pool # AL3594, 2.69%, 4/1/2023 (e)	331,426	328,147
Pool # AM3301, 2.35%, 5/1/2023	2,018,181	1,989,447
Pool # AM3244, 2.52%, 5/1/2023	3,000,000	2,959,063
Pool # AM4628, 3.69%, 11/1/2023	1,083,374	1,066,930
Pool # AM4716, 3.38%, 12/1/2023	1,373,521	1,346,006
Pool # AM8674, 2.81%, 4/1/2025	2,200,000	2,106,133
Pool # AM8846, 2.68%, 5/1/2025	1,802,892	1,720,785
Pool # AN1413, 2.49%, 5/1/2026	797,422	746,954
Pool # AN1497, 2.61%, 6/1/2026	860,000	806,818
Pool # AN1243, 2.64%, 6/1/2026	1,600,000	1,502,673
Pool # AN1247, 2.64%, 6/1/2026	1,576,000	1,480,438
Pool # AN6732, 2.83%, 5/1/2027	1,191,982	1,118,431
Pool # AN7338, 3.06%, 11/1/2027	967,061	912,102
Pool # AN7943, 3.10%, 1/1/2028	2,422,897	2,283,384
Pool # AN1161, 3.05%, 4/1/2028	953,970	894,539
Pool # AN9486, 3.57%, 6/1/2028	3,716,000	3,572,560
Pool # AN2069, 2.35%, 8/1/2028	1,407,326	1,272,259
Pool # BL0907, 3.88%, 12/1/2028	700,000	683,213
Pool # BM4162, 3.12%, 10/1/2029 (e)	129,769	121,630
Pool # BL4333, 2.52%, 11/1/2029	1,157,998	1,035,256
Pool # BM7037, 1.75%, 3/1/2032 (e)	999,816	800,535
Pool # BS5117, 2.58%, 3/1/2032	2,393,690	2,052,118
Pool # MA1125, 4.00%, 7/1/2042	584,165	564,481
Pool # MA1437, 3.50%, 5/1/2043	831,469	782,579

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # MA1463, 3.50%, 6/1/2043	783,039	736,996
Pool # BF0230, 5.50%, 1/1/2058	3,480,839	3,630,239
Pool # BF0497, 3.00%, 7/1/2060	1,947,012	1,718,393
Pool # BF0546, 2.50%, 7/1/2061	914,268	764,519
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	69,472	73,678
Pool # BA7567, 4.50%, 5/20/2048	698,026	682,383
Pool # BI0416, 4.50%, 11/20/2048	79,167	78,146
Pool # BM9692, 4.50%, 7/20/2049	349,664	343,717
Pool # MA7534, 2.50%, 8/20/2051	9,016,154	7,948,072
Pool # MA7649, 2.50%, 10/20/2051	2,574,852	2,267,933
Total Mortgage-Backed Securities (Cost $76,299,151)		69,596,193
Collateralized Mortgage Obligations — 6.3%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	417	250
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	4,071	3,699
Series 2004-HYB4, Class WA, 3.57%, 12/25/2034 (e)	12,238	11,500
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	771	737
CSMC Trust Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (d)	1,063,392	1,005,463
FHLMC, REMIC
Series 1578, Class K, 6.90%, 9/15/2023	865	867
Series 2685, Class DT, 5.00%, 10/15/2023	36,587	36,419
Series 2687, Class JH, 5.00%, 10/15/2023	8,522	8,482
Series 2701, Class AC, 5.00%, 11/15/2023	66,525	66,177
Series 3521, Class B, 4.00%, 4/15/2024	57,427	56,683
Series 3544, Class BC, 4.00%, 6/15/2024	5,624	5,561
Series 3546, Class NB, 4.00%, 6/15/2024	270,597	267,103
Series 3562, Class JC, 4.00%, 8/15/2024	145,401	143,926
Series 3563, Class BD, 4.00%, 8/15/2024	92,299	91,451
Series 3571, Class MY, 4.00%, 9/15/2024	39,030	38,636
Series 3575, Class EB, 4.00%, 9/15/2024	97,105	95,768
Series 3577, Class B, 4.00%, 9/15/2024	168,008	166,265
Series 3578, Class KB, 4.00%, 9/15/2024	22,578	22,213
Series 2989, Class TG, 5.00%, 6/15/2025	127,512	127,059
Series 2988, Class TY, 5.50%, 6/15/2025	6,196	6,171
Series 3816, Class HA, 3.50%, 11/15/2025	661,604	647,632
Series 3087, Class KX, 5.50%, 12/15/2025	17,589	17,483
Series 3787, Class AY, 3.50%, 1/15/2026	219,247	214,522
Series 3794, Class LB, 3.50%, 1/15/2026	186,184	182,168
Series 3102, Class CE, 5.50%, 1/15/2026	174,092	173,354
Series 3123, Class HT, 5.00%, 3/15/2026	25,273	25,022
Series 3121, Class JD, 5.50%, 3/15/2026	8,115	8,073
Series 3150, Class EQ, 5.00%, 5/15/2026	73,407	72,693
Series 3898, Class KH, 3.50%, 6/15/2026	300,011	293,322
Series 3885, Class AC, 4.00%, 6/15/2026	112,303	111,017
Series 3911, Class B, 3.50%, 8/15/2026	282,306	275,729
Series 3959, Class PB, 3.00%, 11/15/2026	1,666,126	1,613,698
Series 4337, Class VJ, 3.50%, 6/15/2027	988,897	982,291

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 3337, Class MD, 5.50%, 6/15/2027	19,404	19,438
Series 2110, Class PG, 6.00%, 1/15/2029	50,106	50,988
Series 3563, Class LB, 4.00%, 8/15/2029	7,889	7,729
Series 3653, Class B, 4.50%, 4/15/2030	69,763	69,338
Series 3824, Class EY, 3.50%, 3/15/2031	178,890	173,071
Series 2525, Class AM, 4.50%, 4/15/2032	373,498	369,835
Series 2441, Class GF, 6.50%, 4/15/2032	12,067	12,577
Series 2436, Class MC, 7.00%, 4/15/2032	7,107	7,351
Series 2760, Class KT, 4.50%, 9/15/2032	47,427	46,631
Series 2505, Class D, 5.50%, 9/15/2032	52,430	53,556
Series 2544, Class KE, 5.50%, 12/15/2032	33,472	34,025
Series 2557, Class HL, 5.30%, 1/15/2033	86,156	87,227
Series 2575, Class PE, 5.50%, 2/15/2033	26,017	26,570
Series 2586, Class WG, 4.00%, 3/15/2033	108,175	106,230
Series 2596, Class QD, 4.00%, 3/15/2033	94,269	91,864
Series 2621, Class QH, 5.00%, 5/15/2033	106,753	106,632
Series 2624, Class QH, 5.00%, 6/15/2033	130,948	132,117
Series 2648, Class BK, 5.00%, 7/15/2033	10,817	10,943
Series 4238, Class UY, 3.00%, 8/15/2033	2,585,173	2,441,751
Series 2673, Class PE, 5.50%, 9/15/2033	212,766	216,318
Series 2696, Class DG, 5.50%, 10/15/2033	191,009	191,321
Series 2725, Class TA, 4.50%, 12/15/2033	284,000	280,199
Series 2733, Class ME, 5.00%, 1/15/2034	181,479	181,605
Series 2768, Class PK, 5.00%, 3/15/2034	158,562	157,343
Series 2934, Class KG, 5.00%, 2/15/2035	132,440	132,811
Series 3077, Class TO, PO, 4/15/2035	4,877	4,643
Series 2960, Class JH, 5.50%, 4/15/2035	391,743	397,520
Series 3082, Class PW, 5.50%, 12/15/2035	27,430	28,111
Series 3084, Class BH, 5.50%, 12/15/2035	574,698	589,646
Series 3098, Class KG, 5.50%, 1/15/2036	582,745	586,277
Series 3136, Class CO, PO, 4/15/2036	13,320	11,480
Series 3145, Class AJ, 5.50%, 4/15/2036	22,026	22,272
Series 3819, Class ZQ, 6.00%, 4/15/2036	397,400	414,967
Series 3200, PO, 8/15/2036	43,019	34,596
Series 3270, Class AT, 5.50%, 1/15/2037	15,542	15,788
Series 3272, Class PA, 6.00%, 2/15/2037	4,092	4,230
Series 3348, Class HT, 6.00%, 7/15/2037	38,249	38,817
Series 3501, Class A, 4.50%, 1/15/2039	94,162	91,087
Series 3508, Class PK, 4.00%, 2/15/2039	2,563	2,448
Series 3513, Class A, 4.50%, 2/15/2039	10,350	10,091
Series 3653, Class HJ, 5.00%, 4/15/2040	454,404	456,501
Series 3677, Class KB, 4.50%, 5/15/2040	785,888	774,857
Series 3677, Class PB, 4.50%, 5/15/2040	383,086	376,253
Series 3715, Class PC, 4.50%, 8/15/2040	128,893	127,013
Series 3955, Class HB, 3.00%, 12/15/2040	82,845	79,919
Series 3828, Class PU, 4.50%, 3/15/2041	41,612	41,459
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	143,022	141,120
Series 3956, Class EB, 3.25%, 11/15/2041	768,226	722,844
Series 3963, Class JB, 4.50%, 11/15/2041	1,169,588	1,152,131

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 4026, Class MQ, 4.00%, 4/15/2042	44,555	42,152
Series 4616, Class HP, 3.00%, 9/15/2046	1,096,991	1,011,237
Series 3688, Class GT, 7.54%, 11/15/2046 (e)	22,610	24,170
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	483,146	456,434
FNMA, REMIC
Series 2003-5, Class EQ, 5.50%, 2/25/2023	480	478
Series 2003-48, Class TC, 5.00%, 6/25/2023	2,626	2,613
Series 2003-55, Class HY, 5.00%, 6/25/2023	2,212	2,201
Series 2006-22, Class CE, 4.50%, 8/25/2023	9,786	9,728
Series 2004-44, Class KT, 6.00%, 6/25/2024	4,163	4,153
Series 2004-53, Class NC, 5.50%, 7/25/2024	3,978	3,963
Series 2009-71, Class MB, 4.50%, 9/25/2024	711	708
Series 2004-70, Class EB, 5.00%, 10/25/2024	9,301	9,233
Series 2010-49, Class KB, 4.00%, 5/25/2025	137,118	135,375
Series 2010-41, Class DC, 4.50%, 5/25/2025	17,759	17,566
Series 1997-57, Class PN, 5.00%, 9/18/2027	54,893	54,413
Series 2009-39, Class LB, 4.50%, 6/25/2029	52,679	51,625
Series 2009-96, Class DB, 4.00%, 11/25/2029	62,383	60,927
Series 2010-28, Class DE, 5.00%, 4/25/2030	175,931	174,793
Series 2001-63, Class TC, 6.00%, 12/25/2031	35,945	36,378
Series 2001-81, Class HE, 6.50%, 1/25/2032	88,556	91,840
Series 2002-75, Class GB, 5.50%, 11/25/2032	44,128	43,539
Series 2011-39, Class ZA, 6.00%, 11/25/2032	362,207	372,898
Series 2002-85, Class PE, 5.50%, 12/25/2032	29,460	29,695
Series 2003-21, Class OU, 5.50%, 3/25/2033	23,605	24,078
Series 2003-26, Class EB, 3.50%, 4/25/2033	662,986	628,393
Series 2003-23, Class CH, 5.00%, 4/25/2033	21,771	21,869
Series 2003-63, Class YB, 5.00%, 7/25/2033	79,342	79,431
Series 2003-69, Class N, 5.00%, 7/25/2033	145,671	145,550
Series 2003-80, Class QG, 5.00%, 8/25/2033	195,157	193,277
Series 2003-85, Class QD, 5.50%, 9/25/2033	82,142	84,036
Series 2003-94, Class CE, 5.00%, 10/25/2033	13,882	13,776
Series 2005-5, Class CK, 5.00%, 1/25/2035	132,837	131,521
Series 2005-29, Class WC, 4.75%, 4/25/2035	233,731	230,473
Series 2005-48, Class TD, 5.50%, 6/25/2035	201,778	206,579
Series 2005-53, Class MJ, 5.50%, 6/25/2035	195,814	200,112
Series 2005-58, Class EP, 5.50%, 7/25/2035	14,671	14,952
Series 2005-68, Class BE, 5.25%, 8/25/2035	229,871	228,817
Series 2005-68, Class PG, 5.50%, 8/25/2035	78,142	79,159
Series 2005-102, Class PG, 5.00%, 11/25/2035	257,899	258,021
Series 2005-110, Class GL, 5.50%, 12/25/2035	321,237	328,903
Series 2006-49, Class PA, 6.00%, 6/25/2036	35,118	36,632
Series 2009-19, Class PW, 4.50%, 10/25/2036	208,258	204,782
Series 2006-114, Class HE, 5.50%, 12/25/2036	242,041	246,861
Series 2007-33, Class HE, 5.50%, 4/25/2037	17,557	17,863
Series 2007-65, Class KI, IF, IO, 2.60%, 7/25/2037 (e)	4,222	423
Series 2007-71, Class KP, 5.50%, 7/25/2037	19,386	19,079
Series 2007-71, Class GB, 6.00%, 7/25/2037	139,414	144,026
Series 2009-86, Class OT, PO, 10/25/2037	26,505	21,562

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-72, Class BX, 5.50%, 8/25/2038	12,471	12,715
Series 2008-74, Class B, 5.50%, 9/25/2038	5,089	5,139
Series 2009-62, Class HJ, 6.00%, 5/25/2039	36,555	36,467
Series 2009-37, Class KI, IF, IO, 1.98%, 6/25/2039 (e)	3,303	164
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	8,047	1,520
Series 2009-92, Class AD, 6.00%, 11/25/2039	386,862	388,818
Series 2009-112, Class ST, IF, IO, 2.23%, 1/25/2040 (e)	60,476	5,235
Series 2010-22, Class PE, 5.00%, 3/25/2040	1,276,750	1,290,403
Series 2010-35, Class SB, IF, IO, 2.40%, 4/25/2040 (e)	23,626	1,789
Series 2010-37, Class CY, 5.00%, 4/25/2040	765,025	772,436
Series 2010-54, Class EA, 4.50%, 6/25/2040	25,759	25,339
Series 2010-64, Class DM, 5.00%, 6/25/2040	3,758	3,777
Series 2010-71, Class HJ, 5.50%, 7/25/2040	79,870	82,086
Series 2010-123, Class BP, 4.50%, 11/25/2040	1,885,333	1,862,522
Series 2011-5, Class CP, 4.50%, 11/25/2040	14,497	14,378
Series 2011-41, Class KL, 4.00%, 5/25/2041	957,651	911,291
Series 2011-50, Class LP, 4.00%, 6/25/2041	435,683	419,374
Series 2012-137, Class CF, 4.32%, 8/25/2041 (e)	113,830	113,036
Series 2012-103, Class DA, 3.50%, 10/25/2041	16,711	16,308
Series 2012-14, Class DE, 3.50%, 3/25/2042	652,938	615,571
Series 2012-139, Class JA, 3.50%, 12/25/2042	312,627	295,084
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250,000	2,268,900
Series 2019-65, Class PA, 2.50%, 5/25/2048	242,072	219,800
Series 2009-96, Class CB, 4.00%, 11/25/2049	16,595	15,736
Series 2019-7, Class CA, 3.50%, 11/25/2057	2,716,866	2,589,411
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	2,737	2,674
Series 314, Class 1, PO, 7/25/2031	26,535	23,472
GNMA
Series 2003-10, Class KJ, 5.50%, 2/20/2033	41,892	41,797
Series 2003-29, Class PD, 5.50%, 4/16/2033	161,087	161,181
Series 2003-65, Class AP, 5.50%, 8/20/2033	55,142	55,734
Series 2003-77, Class TK, 5.00%, 9/16/2033	220,624	218,444
Series 2004-16, Class GC, 5.50%, 2/20/2034	588,510	597,116
Series 2004-54, Class BG, 5.50%, 7/20/2034	12,383	12,537
Series 2004-93, Class PD, 5.00%, 11/16/2034	339,355	337,251
Series 2004-101, Class BE, 5.00%, 11/20/2034	291,789	293,453
Series 2005-11, Class PL, 5.00%, 2/20/2035	136,826	138,044
Series 2005-26, Class XY, 5.50%, 3/20/2035	539,984	551,762
Series 2005-33, Class AY, 5.50%, 4/16/2035	137,902	139,849
Series 2005-49, Class B, 5.50%, 6/20/2035	45,054	46,057
Series 2005-51, Class DC, 5.00%, 7/20/2035	109,618	111,620
Series 2005-56, Class BD, 5.00%, 7/20/2035	17,073	17,144
Series 2006-7, Class ND, 5.50%, 8/20/2035	17,117	17,508
Series 2007-37, Class LB, 5.50%, 6/16/2037	136,450	138,666
Series 2007-79, Class BL, 5.75%, 8/20/2037	94,423	95,661
Series 2009-106, Class ST, IF, IO, 2.06%, 2/20/2038 (e)	91,095	5,056
Series 2008-7, Class PQ, 5.00%, 2/20/2038	282,735	281,445
Series 2008-9, Class PW, 5.25%, 2/20/2038	296,668	299,372

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2008-23, Class YA, 5.25%, 3/20/2038	70,031	69,975
Series 2008-35, Class NF, 5.00%, 4/20/2038	71,505	71,806
Series 2008-34, Class PG, 5.25%, 4/20/2038	83,032	83,644
Series 2008-33, Class PB, 5.50%, 4/20/2038	242,163	246,242
Series 2008-38, Class BG, 5.00%, 5/16/2038	402,274	405,777
Series 2008-43, Class NB, 5.50%, 5/20/2038	119,748	121,695
Series 2008-56, Class PX, 5.50%, 6/20/2038	232,795	231,843
Series 2008-58, Class PE, 5.50%, 7/16/2038	632,443	643,642
Series 2008-62, Class SA, IF, IO, 2.21%, 7/20/2038 (e)	1,794	30
Series 2008-76, Class US, IF, IO, 1.96%, 9/20/2038 (e)	51,367	1,794
Series 2011-97, Class WA, 6.11%, 11/20/2038 (e)	523,076	546,589
Series 2008-95, Class DS, IF, IO, 3.36%, 12/20/2038 (e)	48,166	2,403
Series 2009-14, Class AG, 4.50%, 3/20/2039	83,217	82,775
Series 2009-72, Class SM, IF, IO, 2.36%, 8/16/2039 (e)	113,510	7,223
Series 2009-61, Class AP, 4.00%, 8/20/2039	8,894	8,744
Series 2010-130, Class BD, 4.00%, 12/20/2039	240,857	237,010
Series 2010-157, Class OP, PO, 12/20/2040	79,526	66,319
Series 2014-H11, Class VA, 3.64%, 6/20/2064 (e)	1,047,888	1,033,202
Series 2015-H20, Class FA, 3.61%, 8/20/2065 (e)	1,491,749	1,471,505
Series 2015-H26, Class FG, 3.66%, 10/20/2065 (e)	1,055,811	1,038,783
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	47,499	45,263
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.19%, 11/25/2033 (e)	100,276	94,893
Series 2007-A1, Class 5A5, 3.35%, 7/25/2035 (e)	22,464	21,626
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.03%, 4/21/2034 (e)	36,550	34,211
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	24,614	21,694
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 4.68%, 10/25/2028 (e)	43,012	39,826
Series 2004-B, Class A1, 4.54%, 5/25/2029 (e)	52,931	50,502
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.65%, 4/25/2034 (e)	20,184	19,340
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7,175	6,670
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	695,055	639,070
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,558,605	1,469,719
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,503,224	1,425,423
Series 2017-4, Class MT, 3.50%, 6/25/2057 ‡	364,816	329,724
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,568,365	1,505,834
Series 2019-3, Class M55D, 4.00%, 10/25/2058	354,722	339,313
Series 2020-1, Class M55G, 3.00%, 8/25/2059	3,597,031	3,308,334
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	425,691	408,128
Sequoia Mortgage Trust Series 2004-11, Class A1, 4.54%, 12/20/2034 (e)	166,022	146,499
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 4.64%, 1/19/2034 (e)	82,747	76,759
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 2.71%, 12/25/2044 (e)	104,721	95,806
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	315,061	316,477
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (b) (d)	801,138	721,430
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 4.23%, 10/25/2033 (e)	64,721	58,704
Total Collateralized Mortgage Obligations (Cost $61,200,325)		57,198,656

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Securities — 1.4%
FNMA 0.50%, 6/17/2025(Cost $13,785,137)	13,767,000	12,537,437
Foreign Government Securities — 0.3%
Republic of Colombia 7.38%, 9/18/2037	300,000	277,500
Republic of Panama
4.00%, 9/22/2024	347,000	340,884
3.16%, 1/23/2030	400,000	346,950
United Mexican States
4.13%, 1/21/2026	332,000	324,862
2.66%, 5/24/2031	1,646,000	1,365,357
Total Foreign Government Securities (Cost $3,082,518)		2,655,553
	SHARES
Short-Term Investments — 3.5%
Investment Companies — 3.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (f) (g) (Cost $32,082,073)	32,076,740	32,086,363
Total Investments — 99.4% (Cost $971,216,274)		908,412,720
Other Assets Less Liabilities — 0.6%		5,564,932
NET ASSETS — 100.0%		913,977,652

Percentages indicated are based on net assets.

Abbreviations
ACES	Alternative Credit Enhancement Securities
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2022.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2022.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2022.
Futures contracts outstanding as of November 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,215	03/22/2023	USD	138,263,203	1,079,558
U.S. Treasury 10 Year Ultra Note	477	03/22/2023	USD	57,336,891	576,471
					1,656,029
Short Contracts
U.S. Treasury Long Bond	(60)	03/22/2023	USD	(7,659,375)	(74,535)
U.S. Treasury Ultra Bond	(7)	03/22/2023	USD	(960,531)	(22,328)
U.S. Treasury 2 Year Note	(116)	03/31/2023	USD	(23,844,344)	(80,882)
U.S. Treasury 5 Year Note	(255)	03/31/2023	USD	(27,743,203)	(231,436)
					(409,181)
					1,246,848

Abbreviations
USD	United States Dollar
Centrally Cleared Inflation-linked swap contracts outstanding as of November 30, 2022 :

FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.37% at termination	Receive	10/4/2032	USD 21,707,000	(52,224)	612,427	560,203
CPI-U at termination	2.38% at termination	Receive	10/4/2029	USD 34,490,000	(72,237)	723,468	651,231
CPI-U at termination	2.41% at termination	Receive	10/4/2032	USD 8,534,000	—	190,444	190,444
CPI-U at termination	2.51% at termination	Receive	11/23/2030	USD 61,240,000	(21,553)	790,966	769,413
CPI-U at termination	2.52% at termination	Receive	11/23/2031	USD 9,906,000	(4,696)	134,290	129,594
CPI-U at termination	2.58% at termination	Receive	10/5/2025	USD 35,773,000	(15,298)	134,383	119,085
CPI-U at termination	2.59% at termination	Receive	11/23/2026	USD 23,415,000	37,241	75,670	112,911
CPI-U at termination	2.60% at termination	Receive	11/23/2027	USD 11,257,000	—	61,825	61,825
CPI-U at termination	2.64% at termination	Receive	9/27/2032	USD 14,815,000	(67,533)	74,808	7,275
CPI-U at termination	2.65% at termination	Receive	12/2/2027	USD 6,787,000	—	—	—
CPI-U at termination	2.96% at termination	Receive	3/8/2032	USD 4,742,000	—	33,885	33,885
					(196,300)	2,832,166	2,635,866

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
FLOATING RATE INDEX(a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) $	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CPI-U at termination	2.62% at termination	Receive	12/2/2027	USD 69,323,000	(260,830)	(143)	(260,973)
CPI-U at termination	2.67% at termination	Receive	12/2/2025	USD 78,554,000	(283,474)	(258)	(283,732)
CPI-U at termination	2.69% at termination	Receive	9/27/2029	USD 11,833,000	(38,216)	16,258	(21,958)
CPI-U at termination	2.70% at termination	Receive	11/16/2029	USD 19,949,000	—	(3,169)	(3,169)
CPI-U at termination	2.72% at termination	Receive	11/16/2027	USD 40,169,000	—	(10,570)	(10,570)
CPI-U at termination	2.76% at termination	Receive	9/15/2029	USD 32,717,000	—	(221,818)	(221,818)
CPI-U at termination	2.77% at termination	Receive	11/16/2025	USD 20,402,000	3,319	(15,737)	(12,418)
CPI-U at termination	2.82% at termination	Receive	9/15/2027	USD 20,639,000	2,165	(157,371)	(155,206)
CPI-U at termination	2.82% at termination	Receive	8/2/2032	USD 2,459,000	2,542	(19,867)	(17,325)
CPI-U at termination	2.91% at termination	Receive	9/1/2028	USD 6,991,000	978	(102,362)	(101,384)
CPI-U at termination	2.93% at termination	Receive	5/31/2032	USD 9,112,000	—	(64,787)	(64,787)
CPI-U at termination	3.04% at termination	Receive	3/14/2032	USD 5,072,000	—	(8,863)	(8,863)
CPI-U at termination	3.07% at termination	Receive	6/13/2032	USD 16,305,000	(439)	(340,055)	(340,494)
					(573,955)	(928,742)	(1,502,697)
					(770,255)	1,903,424	1,133,169

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar

(a) Value of floating rate index at November 30, 2022 was as follows:

FLOATING RATE INDEX	VALUE
CPI-U	2.98%
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX . NA.IG.39-V1	1.00	Quarterly	12/20/2027	0.80	USD 20,362,000	(214,619)	(116)	(214,735)
CDX . NA.IG.39-V1	1.00	Quarterly	12/20/2027	0.80	USD 29,551,000	(259,009)	(122,205)	(381,214)
						(473,628)	(122,321)	(595,949)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”),

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$92,685,184	$8,475,627	$101,160,811
Collateralized Mortgage Obligations	—	56,868,932	329,724	57,198,656
Commercial Mortgage-Backed Securities	—	110,834,671	—	110,834,671
Corporate Bonds	—	230,607,856	—	230,607,856
Foreign Government Securities	—	2,655,553	—	2,655,553
Mortgage-Backed Securities	—	69,596,193	—	69,596,193
U.S. Government Agency Securities	—	12,537,437	—	12,537,437
U.S. Treasury Obligations	—	291,735,180	—	291,735,180
Short-Term Investments
Investment Companies	32,086,363	—	—	32,086,363
Total Investments in Securities	$32,086,363	$867,521,006	$8,805,351	$908,412,720
Appreciation in Other Financial Instruments
Futures Contracts	$1,656,029	$—	$—	$1,656,029
Swaps	—	2,848,424	—	2,848,424
Depreciation in Other Financial Instruments
Futures Contracts	(409,181)	—	—	(409,181)
Swaps	—	(1,067,321)	—	(1,067,321)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,246,848	$1,781,103	$—	$3,027,951
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2022
Investments in Securities:
Asset-Backed Securities	$5,714,010	$—	$(827,372)	$3,092	$1,171,994	$(485,406)	$4,663,053	$(1,763,744)	$8,475,627
Collateralized Mortgage Obligations	449,673	—	(29,725)	40	388,065	(28,993)	—	(449,336)	329,724
Total	$6,163,683	$—	$(857,097)	$3,132	$1,560,059	$(514,399)	$4,663,053	$(2,213,080)	$8,805,351

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(857,097). This amount is included in Change in net unrealized appreciation/depreciation on investments in non-affiliates on the Statements of Operations.
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at November 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$8,475,627	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (2.97%)
			Yield (Discount Rate of Cash Flows)	6.88% - 8.23% (7.51%)

Asset-Backed Securities	8,475,627
	329,724	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	5.40% (5.40%)

Collateralized Mortgage Obligations	329,724
Total	8,805,351

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022*
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.02% (a) (b)	$—	$384,985,893	$352,908,000	$4,180	$4,290	$32,086,363	32,076,740	$338,295	$—
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	20,605,752	67,013,404	87,616,671	3,657	(6,142)	—	—	4,270	—
Total	$20,605,752	$451,999,297	$440,524,671	$7,837	$(1,852)	$32,086,363		$342,565	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
*
As of the close of business on April 8, 2022, JPMorgan Inflation Managed Bond (the "Acquired fund"), a series of Trust I Funds, reorganized ("the
Reorganization") into a newly created exchange-traded fund, JPMorgan Inflation Managed Bond ETF (the "Fund"). Following the Reorganization,
the Acquired Fund's performance and financial history were adopted by the Fund. The tables include transactions from the Acquired Fund for the period March 1, 2021 through April 8, 2022.

C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Inflation Managed Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Inflation-Linked Swaps
The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.